Long-term investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Summary of long-term investments
The following is a summary of long-term investments:

	As of December 31,
	2016	2017
	RMB	RMB
Cost method investments:
Investment in Guazi Shares (a)	629,508	555,324
Investee B (b)	286,672	270,510
Investee C	233,931	220,348
Investee D	138,740	130,684
Investee E (c)	—	284,524
Investment in 58 Home Series A Preference Shares (d)	69,370	65,342
Others (f)	157,578	190,297
Total cost method investments	1,515,799	1,717,029
Equity method investments:
Investment in investee F (e)	—	75,022
Investment in 58 Home Ordinary Shares (d)	594,593	8,186
Others	8,069	8,364
Total equity method investments	602,662	91,572
Total long-term investments	2,118,461	1,808,601

(a)        As a result of the disposal of Guazi in 2015, the Group retained certain interests in Guazi by investing in (i) 38.8 million Guazi Series A Shares and (ii) a RMB324.7 million (US$50.0 million) non-interest bearing Guazi Convertible Note.

The investment in Guazi Series A Shares was measured at fair value of RMB348.6 million (US$53.7 million) on the date of disposal and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

The investment in Guazi Convertible Note was carried at amortized cost using effective interest rate method under ASC 310. In March, 2016, the Company converted the entire amount of Guazi Convertible Note into 62.5 million Guazi Series B1 Shares based on a conversion price of US$0.80 per share. Upon the conversion, the Company recognized a loss of RMB84.2 million (US$12.9 million) which resulted from different liquidation preferences and participating rights among the sub classes of Guazi Series B preference shares, although the conversion price was the same as the issuance price paid by other Series B preference shares investors of Guazi.

The investment in Guazi Series B1 Shares was measured at fair value of RMB239.5 million (US$37.1 million) on the date of conversion and was subsequently accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

(b)        The investment in Tujia Ordinary Shares and Tujia Series D Preference Shares was measured at fair value of RMB286.7 million (US$41.3 million) on the date of investment and was subsequently accounted for under cost method. For the details, please refer to Note 7.

(c)        In 2017, the Group acquired shares of investee E for cash consideration of RMB284.5 million (US$43.5 million). Investee E is mainly engaged in the business of property management. The investment is accounted for under cost method as the shares invested by the Group were not considered as in substance common stock and the shares do not have readily determinable fair value.

(d)        As a result of the deconsolidation of 58 Home on November 27, 2015, the Group continues to retain equity interest in 58 Home through its ownership of 80.0 million 58 Home Ordinary Shares and of approximately 1.4 million 58 Home Series A Preference Shares. The Company’s investment in 58 Home Ordinary Shares was accounted for as equity method investment in accordance with ASC 323. For the year ended December 31, 2017, the Group recorded an investment loss of RMB586.4 million in share of results of equity investees in the consolidated statements of comprehensive income/(loss). The Company’s investment in 58 Home Series A Preference Shares was accounted for as cost method investment as 58 Home Series A Preference Shares were not considered as in-substance common stock and the shares do not have readily determinable fair value or quoted market price.

(e)       In 2017, the Group invested in common shares of investee F for cash consideration of RMB 99.0 million. Investee F is mainly engaged in consumer finance business . The investment is accounted for under equity method as the Group can exert significant influence on the investee. For the year ended December 31, 2017, the Group recorded loss of RMB24.0 million in share of results of equity investees in the consolidated statements of comprehensive income/(loss).

(f)        As of December 31, 2017, “Others” under cost method investment increased RMB32.7 million compared to December 31, 2016, which was mainly due to (i) in 2017, the Group acquired shares of other companies for an aggregate cash consideration of RMB70.8 million, which are accounted for under cost method as the shares invested by the Group were not considered as in-substance common stock and the shares do not have readily determinable fair value; (ii) during 2017, other cost method investment amounted to RMB37.3 million was fully impaired because the operation metrics were not performing to the expectations.